SHARE-BASED COMPENSATION - Changes in outstanding share options (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 Options $ / shares	Jun. 30, 2022 Options $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Number of options
Options at beginning of year | Options	5,286,884	3,854,651	3,854,651	3,456,165	3,332,160
Granted | Options	264,291	1,317,338	2,092,904	786,636	1,158,058
Exercised | Options	(23,126)	(113,178)	(275,055)	(110,738)	(426,575)
Forfeited | Options	(79,476)	(204,579)	(385,939)	(277,089)	(607,478)
Options outstanding at end of year | Options	5,448,573	4,854,232	5,286,884	3,854,651	3,456,165
Options exercisable at end of year | Options	3,112,899	2,366,149	2,457,312	2,246,011	1,834,542
Weighted average exercise price
Options at beginning of year | $ / shares	$ 3.21	$ 1.61	$ 1.61	$ 1.07	$ 0.92
Granted | $ / shares	4.25	4.17	5.76	3.75	1.32
Exercised | $ / shares	0.81	0.98	0.77	0.91	0.44
Forfeited | $ / shares	2.64	1.78	2.82	1.24	1.15
Options outstanding at end of year | $ / shares	3.27	2.31	3.21	1.61	1.07
Options exercisable at end of year | $ / shares	$ 1.97	$ 1.14	$ 1.34	$ 1.00	$ 0.90